Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2013